Document and Entity Information	Dec. 23, 2024
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 23, 2024
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 23, 2024
Document Effective Date	Dec. 23, 2024
Prospectus Date	Dec. 23, 2024
PLUS Korea Defense Industry Index ETF | PLUS Korea Defense Industry Index ETF
Prospectus:
Trading Symbol	KDEF